Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 0.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	254,878	$3,883,238
Equatorial Energia SA	1,094,090	5,515,182
Raia Drogasil SA	3,391,427	13,465,827
Telefonica Brasil SA	610,394	4,998,357
TIM SA/Brazil	1,311,606	3,378,855
TOTVS SA	1,931,905	8,762,413
		40,003,872
Chile — 0.1%
Latam Airlines Group SA	226,405,598	3,142,553
China — 22.1%
360 Security Technology Inc., Class A	3,279,200	6,115,762
Advanced Micro-Fabrication Equipment Inc./China, Class A	65,082	2,005,086
Agricultural Bank of China Ltd., Class H	102,418,039	51,305,988
Akeso Inc.(a)(b)	236,000	2,227,672
Anhui Gujing Distillery Co. Ltd., Class B	347,573	4,998,036
Anker Innovations Technology Co. Ltd., Class A	345,940	3,938,841
Bank of China Ltd., Class H	119,365,000	55,655,864
Bank of Communications Co. Ltd., Class A	2,180,974	2,209,516
Bank of Communications Co. Ltd., Class H	10,105,000	7,320,163
Bank of Shanghai Co. Ltd., Class A	3,179,311	3,600,992
Beijing Kingsoft Office Software Inc., Class A	48,620	1,993,733
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,267,600	3,768,462
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	31,410,500	24,896,395
BOC Aviation Ltd.(a)	249,900	1,932,067
BOE Technology Group Co. Ltd., Class A	23,566,800	14,029,554
BYD Co. Ltd., Class H	322,500	10,637,657
CGN Power Co. Ltd., Class H(a)	62,634,000	20,835,876
Chaozhou Three-Circle Group Co. Ltd., Class A	1,189,500	6,017,612
China CITIC Bank Corp. Ltd., Class H	38,608,000	24,668,185
China Coal Energy Co. Ltd., Class H	7,737,262	9,202,152
China Construction Bank Corp., Class A	4,355,284	4,802,733
China Construction Bank Corp., Class H	37,719,000	28,517,789
China Eastern Airlines Corp. Ltd., Class A(b)	10,750,300	6,067,670
China Huishan Dairy Holdings Co. Ltd.(c)	5,944,807	8
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	2,144,000	3,515,312
China Merchants Port Holdings Co. Ltd.	5,826,000	9,239,315
China National Nuclear Power Co. Ltd., Class A	2,108,000	2,745,663
China Oilfield Services Ltd., Class H	2,468,896	2,137,886
China Petroleum & Chemical Corp., Class H	15,552,000	8,357,391
China Railway Signal & Communication Corp. Ltd., Class A	4,549,149	4,008,881
China Resources Microelectronics Ltd., Class A	838,603	5,857,499
China Resources Power Holdings Co. Ltd.	862,000	1,974,991
China Shenhua Energy Co. Ltd., Class H	5,645,500	23,474,998
China Three Gorges Renewables Group Co. Ltd., Class A	7,381,330	4,653,289
China Tower Corp. Ltd., Class H(a)	120,273,886	15,826,235
China United Network Communications Ltd., Class A	5,506,635	3,925,166
China Yangtze Power Co. Ltd., Class A	9,571,283	36,058,531
Chongqing Rural Commercial Bank Co. Ltd., Class A	2,748,800	2,137,207
Cosco Shipping Holdings Co. Ltd., Class H	4,613,000	6,474,966
Daqin Railway Co. Ltd., Class A	8,769,200	8,253,171
Security	Shares	Value
China (continued)
Eastroc Beverage Group Co. Ltd., Class A	122,800	$3,641,248
Empyrean Technology Co. Ltd., Class A, NVS	288,000	5,033,061
Everdisplay Optronics Shanghai Co. Ltd., Class A(b)	7,332,582	2,475,141
Fuyao Glass Industry Group Co. Ltd., Class A	477,603	3,690,059
Fuyao Glass Industry Group Co. Ltd., Class H(a)	2,440,000	16,418,252
Gree Electric Appliances Inc. of Zhuhai, Class A	878,206	5,117,866
GRG Banking Equipment Co. Ltd., Class A	1,544,500	2,793,647
Guangdong Haid Group Co. Ltd., Class A	877,872	5,643,745
Guangzhou Haige Communications Group Inc. Co., Class A	1,586,900	2,810,407
Haier Smart Home Co. Ltd., Class A	1,437,000	4,833,235
Hainan Airlines Holding Co. Ltd., Class A(b)	27,004,000	6,557,495
Hangzhou Silan Microelectronics Co. Ltd., Class A(b)	599,000	2,301,024
Hengtong Optic-Electric Co. Ltd., Class A	1,570,700	3,836,055
Huaneng Power International Inc., Class H	11,864,000	6,188,069
Hundsun Technologies Inc., Class A	894,971	3,818,635
Hygon Information Technology Co. Ltd., Class A, NVS	337,066	5,909,131
Iflytek Co. Ltd., Class A	848,067	6,035,996
Industrial & Commercial Bank of China Ltd., Class H	72,590,000	42,799,129
Ingenic Semiconductor Co. Ltd., Class A	247,900	2,380,664
Inner Mongolia Yitai Coal Co. Ltd., Class B	3,909,264	8,603,751
JA Solar Technology Co. Ltd., Class A	939,900	2,268,005
Jiangsu Expressway Co. Ltd., Class H	13,086,000	13,297,389
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,564,479	10,994,086
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	629,100	2,354,469
Kweichow Moutai Co. Ltd., Class A	35,490	7,516,994
Legend Biotech Corp., ADR(b)(d)	260,086	10,941,818
Lenovo Group Ltd.	3,808,000	4,506,096
LONGi Green Energy Technology Co. Ltd., Class A	1,421,340	3,637,168
Muyuan Foods Co. Ltd., Class A(b)	2,007,700	11,340,786
NARI Technology Co. Ltd., Class A	1,738,700	5,953,838
National Silicon Industry Group Co. Ltd., Class A	1,192,778	3,570,166
NAURA Technology Group Co. Ltd., Class A	136,900	7,882,054
Nongfu Spring Co. Ltd., Class H(a)	3,555,600	15,251,642
Orient Overseas International Ltd.	141,000	1,807,875
PDD Holdings Inc., ADR(b)	19,899	1,921,447
People's Insurance Co. Group of China Ltd. (The), Class H	37,850,172	18,117,471
PetroChina Co. Ltd., Class H	17,892,000	12,739,122
PICC Property & Casualty Co. Ltd., Class H	10,612,000	16,112,260
Piotech Inc., Class A, NVS	110,576	3,055,918
Pop Mart International Group Ltd.(a)	351,800	4,083,803
Postal Savings Bank of China Co. Ltd., Class H(a)	17,679,162	10,068,680
SDIC Power Holdings Co. Ltd., Class A	1,961,000	4,126,571
SF Holding Co. Ltd., Class A	322,800	1,847,073
Shandong Gold Mining Co. Ltd., Class H(a)(d)	5,847,000	10,391,761
Shanghai Baosight Software Co. Ltd., Class B	7,783,417	12,933,214
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	133,253	3,334,915
Shanghai International Airport Co. Ltd., Class A	804,619	3,891,324
Shanghai Pudong Development Bank Co. Ltd., Class A	3,226,486	4,234,515
Shanghai RAAS Blood Products Co. Ltd., Class A	4,187,300	4,361,602
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	106,000	3,001,361
Shenzhen Goodix Technology Co. Ltd., Class A	238,400	2,725,069
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	124,400	4,502,853
Shenzhen Transsion Holdings Co. Ltd., Class A	157,409	2,071,474

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sichuan Chuantou Energy Co. Ltd., Class A	3,097,510	$7,039,262
Sieyuan Electric Co. Ltd., Class A	184,400	1,980,614
SUPCON Technology Co. Ltd., Class A	271,150	1,825,397
TCL Technology Group Corp., Class A	11,927,350	7,734,230
Tencent Holdings Ltd.	173,800	8,975,599
Tianshui Huatian Technology Co. Ltd., Class A	1,135,400	1,861,000
Tingyi Cayman Islands Holding Corp.	3,106,000	3,904,602
Tongwei Co. Ltd., Class A	1,622,000	6,167,067
Trina Solar Co. Ltd., Class A	591,625	1,998,575
Want Want China Holdings Ltd.	31,211,958	17,571,771
Wens Foodstuff Group Co. Ltd., Class A	1,743,600	4,192,914
Will Semiconductor Co. Ltd. Shanghai, Class A	270,600	3,705,131
Wuhan Guide Infrared Co. Ltd., Class A	2,621,100	2,883,329
Wuliangye Yibin Co. Ltd., Class A	177,249	3,611,229
Xiaomi Corp., Class B(a)(b)	4,116,800	14,816,687
Xinjiang Daqo New Energy Co. Ltd., Class A	1,138,186	4,560,114
Yealink Network Technology Corp. Ltd., Class A	401,524	2,108,658
Yum China Holdings Inc.	60,645	2,823,025
Yunnan Baiyao Group Co. Ltd., Class A	275,058	2,181,833
Zhejiang Dahua Technology Co. Ltd., Class A	1,009,400	2,285,324
Zhejiang Supor Co. Ltd., Class A	293,204	2,120,829
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,684,400	2,738,500
ZTE Corp., Class A	2,562,420	11,077,082
		919,280,515
Czech Republic — 0.4%
CEZ AS(d)	411,496	16,557,341
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	4,189,407	6,876,744
Talaat Moustafa Group	1,648,448	1,927,677
		8,804,421
Greece — 0.7%
Hellenic Telecommunications Organization SA	1,018,067	16,088,073
Jumbo SA	218,907	5,717,237
OPAP SA	410,545	6,735,483
		28,540,793
Hungary — 0.2%
OTP Bank Nyrt	100,336	5,438,607
Richter Gedeon Nyrt	91,755	2,440,620
		7,879,227
India — 24.6%
Adani Ports & Special Economic Zone Ltd.	129,954	1,836,819
Apollo Hospitals Enterprise Ltd.	133,180	10,777,991
Asian Paints Ltd.	541,886	15,919,013
Aurobindo Pharma Ltd.	259,866	3,892,937
Avenue Supermarts Ltd.(a)(b)	178,597	7,848,797
Axis Bank Ltd.	275,596	3,717,404
Bajaj Auto Ltd.	185,151	19,827,160
Balkrishna Industries Ltd.	133,087	4,387,834
Bharti Airtel Ltd.	3,400,059	65,654,505
Bosch Ltd.	15,543	6,437,677
Britannia Industries Ltd.	297,881	17,423,380
Cipla Ltd.	1,437,687	26,141,625
Colgate-Palmolive India Ltd.	512,046	17,537,286
Dabur India Ltd.	3,217,868	20,108,722
Divi's Laboratories Ltd.	222,283	16,250,997
Dr Reddy's Laboratories Ltd.	2,091,896	29,806,706
Eicher Motors Ltd.	86,871	4,974,136
Godrej Consumer Products Ltd.	256,454	3,790,129
HCL Technologies Ltd.	2,610,098	57,264,967
HDFC Bank Ltd.	1,070,967	22,854,160
Security	Shares	Value
India (continued)
HDFC Life Insurance Co. Ltd.(a)	287,361	$2,242,053
Hero MotoCorp Ltd.	115,003	6,495,439
Hindustan Unilever Ltd.	1,084,121	32,057,838
ICICI Bank Ltd.	848,496	13,054,689
ICICI Lombard General Insurance Co. Ltd.(a)	183,871	4,055,494
Indian Hotels Co. Ltd., Class A	1,546,558	14,561,619
Infosys Ltd.	1,788,080	39,435,474
ITC Ltd.	1,838,058	10,392,926
Jio Financial Services Ltd., NVS(b)	560,317	2,184,733
Jubilant Foodworks Ltd.	361,058	2,759,699
Kotak Mahindra Bank Ltd.	690,324	14,462,733
Larsen & Toubro Ltd.	92,242	4,075,340
LTIMindtree Ltd.(a)	368,889	27,023,352
Lupin Ltd.	861,511	20,933,287
Marico Ltd.	2,177,438	16,649,464
Maruti Suzuki India Ltd.	189,410	24,884,174
Max Healthcare Institute Ltd.	375,955	4,368,868
Mphasis Ltd.	127,291	4,500,700
MRF Ltd.	17,691	26,266,902
Nestle India Ltd., NVS	821,031	21,733,849
Page Industries Ltd.	28,559	15,110,413
Persistent Systems Ltd., NVS	303,992	21,304,197
Petronet LNG Ltd.	894,890	3,537,645
PI Industries Ltd.	151,890	7,319,916
Pidilite Industries Ltd.	726,367	26,358,406
Power Grid Corp. of India Ltd.	717,739	2,802,215
Reliance Industries Ltd.	1,467,027	22,511,257
SBI Life Insurance Co. Ltd.(a)	117,213	1,999,763
Sun Pharmaceutical Industries Ltd.	1,832,851	38,686,380
Tata Consultancy Services Ltd.	1,271,892	64,423,812
Tata Elxsi Ltd.	211,165	16,707,314
Tech Mahindra Ltd.	1,251,641	25,431,602
Titan Co. Ltd.	536,314	20,688,763
Torrent Pharmaceuticals Ltd.	750,771	29,580,621
Trent Ltd.	272,875	21,994,053
Tube Investments of India Ltd.	65,872	2,803,530
TVS Motor Co. Ltd.	134,461	3,884,849
UltraTech Cement Ltd.	27,973	3,715,475
United Spirits Ltd.	103,912	1,884,330
Varun Beverages Ltd.	293,336	2,156,549
Wipro Ltd.	4,464,094	30,634,123
Zomato Ltd.(b)	3,521,528	11,719,262
		1,023,845,353
Indonesia — 1.5%
Amman Mineral Internasional PT(b)	3,370,000	1,915,677
Bank Central Asia Tbk PT	69,840,200	44,077,120
Chandra Asri Pacific Tbk PT	4,684,400	2,054,691
Kalbe Farma Tbk PT	25,948,100	2,456,431
Sumber Alfaria Trijaya Tbk PT	60,647,900	10,908,584
		61,412,503
Kuwait — 2.2%
Boubyan Bank KSCP	1,511,705	2,688,048
Kuwait Finance House KSCP	15,260,839	36,625,815
Mobile Telecommunications Co. KSCP	3,998,813	5,997,491
National Bank of Kuwait SAKP	16,060,644	45,439,087
		90,750,441
Malaysia — 4.4%
Genting Malaysia Bhd	3,721,500	1,809,719
Hong Leong Bank Bhd	4,014,100	18,685,917
IHH Healthcare Bhd	22,656,300	37,004,441
IOI Corp. Bhd	2,607,300	2,230,835

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
Malayan Banking Bhd	18,782,400	$43,099,701
Malaysia Airports Holdings Bhd	6,956,300	16,588,702
MISC Bhd	2,163,200	3,528,279
MR DIY Group M Bhd(a)	17,077,250	6,966,319
Nestle Malaysia Bhd	763,500	16,609,775
PPB Group Bhd	762,500	2,252,251
Public Bank Bhd	4,012,500	4,036,968
QL Resources Bhd	10,327,938	11,328,707
Telekom Malaysia Bhd	3,411,100	4,882,141
Tenaga Nasional Bhd	4,075,300	12,525,872
		181,549,627
Mexico — 0.4%
America Movil SAB de CV, Series B	20,461,160	15,215,420
Netherlands — 0.0%
Nebius Group NV, Class A(b)	39,321	864,669
Peru — 0.7%
Cia. de Minas Buenaventura SAA, ADR	846,997	10,248,664
Credicorp Ltd.	114,922	21,314,583
		31,563,247
Philippines — 1.6%
Bank of the Philippine Islands	7,834,235	17,182,274
BDO Unibank Inc.	3,775,795	9,961,060
International Container Terminal Services Inc.	2,695,050	17,006,370
Jollibee Foods Corp.	2,600,540	11,452,620
Manila Electric Co.	1,042,100	8,513,105
SM Investments Corp.	160,035	2,390,687
		66,506,116
Qatar — 2.4%
Dukhan Bank	3,470,117	3,375,173
Industries Qatar QSC	2,194,057	7,816,314
Ooredoo QPSC	6,395,196	20,767,724
Qatar Electricity & Water Co. QSC	4,495,324	19,557,194
Qatar Fuel QSC	1,684,399	6,842,005
Qatar Gas Transport Co. Ltd.	3,309,375	3,782,296
Qatar Islamic Bank QPSC	1,542,644	8,845,303
Qatar National Bank QPSC	6,184,965	29,002,356
		99,988,365
Russia — 0.0%
Polyus PJSC(b)(c)	95,932	9
Rosneft Oil Co. PJSC(b)(c)	759,070	71
		80
Saudi Arabia — 9.0%
ACWA Power Co.	69,323	6,714,666
Advanced Petrochemical Co.(b)	428,945	3,876,250
Al Rajhi Bank	1,263,908	30,662,091
Alinma Bank	716,800	5,301,280
Almarai Co. JSC	902,003	13,424,881
Arabian Internet & Communications Services Co.	257,212	18,880,536
Bank Al-Jazira(b)	863,393	3,678,368
Bupa Arabia for Cooperative Insurance Co.	126,614	6,234,819
Co. for Cooperative Insurance (The)	320,724	11,259,194
Dallah Healthcare Co.	106,379	4,298,313
Dar Al Arkan Real Estate Development Co.(b)	1,235,500	5,199,785
Dr Sulaiman Al Habib Medical Services Group Co.	126,756	9,048,939
Elm Co.	100,425	28,960,165
Etihad Etisalat Co.	2,341,512	34,403,754
Jarir Marketing Co.	6,290,632	21,289,090
Mobile Telecommunications Co. Saudi Arabia	4,693,204	12,916,676
Nahdi Medical Co.	61,965	1,940,870
Security	Shares	Value
Saudi Arabia (continued)
SABIC Agri-Nutrients Co.	633,080	$18,676,295
Saudi Arabian Oil Co.(a)	7,011,994	51,253,353
Saudi Basic Industries Corp.	824,637	15,123,503
Saudi Electricity Co.	2,524,721	11,178,405
Saudi National Bank (The)	222,674	1,924,057
Saudi Telecom Co.	4,979,771	52,759,595
Yanbu National Petrochemical Co.	479,276	4,765,110
		373,769,995
South Korea — 4.3%
Celltrion Inc.	47,671	6,419,446
Coway Co. Ltd.	49,164	2,329,786
Hyundai Mobis Co. Ltd.	19,054	3,281,161
Kia Corp.	33,980	2,275,398
Korea Electric Power Corp.(b)	721,622	12,545,417
KT&G Corp.	195,702	17,129,391
LG Electronics Inc.	33,939	2,193,697
LG Uplus Corp.	1,152,453	9,590,564
Orion Corp./Republic of Korea	147,372	10,875,479
Samsung Biologics Co. Ltd.(a)(b)	45,322	31,819,402
Samsung Electro-Mechanics Co. Ltd.	70,309	5,489,283
Samsung Electronics Co. Ltd.	638,410	25,104,322
Samsung SDS Co. Ltd.	223,030	23,557,133
SK Telecom Co. Ltd.	564,530	24,852,486
		177,462,965
Taiwan — 14.2%
Accton Technology Corp.	259,000	5,288,474
Advantech Co. Ltd.	2,094,940	21,815,622
Asustek Computer Inc.	451,000	8,227,204
Catcher Technology Co. Ltd.	4,812,000	29,242,261
Chang Hwa Commercial Bank Ltd.	5,924,053	3,216,214
China Steel Corp.	6,707,000	4,387,114
Chunghwa Telecom Co. Ltd.	16,267,000	61,705,214
Compal Electronics Inc.	10,511,000	11,989,068
Delta Electronics Inc.	205,000	2,430,462
E.Sun Financial Holding Co. Ltd.	25,109,082	20,948,242
Evergreen Marine Corp. Taiwan Ltd.	345,000	2,317,844
Far EasTone Telecommunications Co. Ltd.	17,818,000	49,451,891
First Financial Holding Co. Ltd.	51,889,790	43,567,416
Hon Hai Precision Industry Co. Ltd.	690,000	4,201,882
Hua Nan Financial Holdings Co. Ltd.	23,690,585	19,048,515
Innolux Corp.	8,150,800	3,822,594
Mega Financial Holding Co. Ltd.	8,585,224	10,531,246
Pegatron Corp.	1,098,000	3,207,313
PharmaEssentia Corp.(b)	289,000	5,191,812
Pou Chen Corp.	3,669,000	4,626,353
President Chain Store Corp.	5,934,000	49,457,285
Synnex Technology International Corp.	6,749,000	15,789,877
Taiwan Business Bank	23,530,419	10,749,398
Taiwan Cooperative Financial Holding Co. Ltd.	52,441,029	40,290,817
Taiwan High Speed Rail Corp.	11,289,000	9,843,801
Taiwan Mobile Co. Ltd.	17,890,000	62,327,375
Taiwan Semiconductor Manufacturing Co. Ltd.	1,090,000	33,964,994
TCC Group Holdings Co. Ltd.	5,886,000	6,081,586
Uni-President Enterprises Corp.	7,364,000	19,229,215
United Microelectronics Corp.	5,982,000	8,115,642
Wan Hai Lines Ltd.	735,000	1,890,013
WPG Holdings Ltd.	7,542,440	16,435,839
		589,392,583
Thailand — 4.3%
Advanced Info Service PCL, NVDR	7,202,600	59,934,351
Airports of Thailand PCL, NVDR(d)	26,497,700	47,036,796

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Bangkok Dusit Medical Services PCL, NVDR	20,573,900	$15,146,613
Bumrungrad Hospital PCL, NVDR	2,933,600	17,832,920
Delta Electronics Thailand PCL, NVDR	695,000	3,067,208
Gulf Energy Development PCL, NVDR	3,880,600	6,875,080
Intouch Holdings PCL, NVDR	8,504,400	23,605,575
PTT Oil & Retail Business PCL, NVDR(d)	15,433,300	6,356,850
		179,855,393
Turkey — 1.4%
Akbank TAS	1,296,405	2,273,657
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,508,244	7,022,403
BIM Birlesik Magazalar A/S	280,118	3,822,828
Coca-Cola Icecek A/S	3,328,503	5,103,690
KOC Holding AS	388,847	2,247,071
Pegasus Hava Tasimaciligi AS(b)	306,300	1,927,113
Turk Hava Yollari AO(b)	2,107,267	17,316,949
Turkcell Iletisim Hizmetleri AS	2,975,040	7,777,485
Turkiye Petrol Rafinerileri AS	1,233,748	5,234,293
Turkiye Sise ve Cam Fabrikalari AS	3,297,089	3,863,361
Yapi ve Kredi Bankasi A/S	2,570,941	2,199,991
		58,788,841
United Arab Emirates — 3.7%
Abu Dhabi National Oil Co. for Distribution PJSC	34,753,987	32,657,479
ADNOC Drilling Co. PJSC	5,608,768	8,077,860
Aldar Properties PJSC	1,778,853	3,650,568
Americana Restaurants International PLC - Foreign Co.	11,090,022	6,525,243
Dubai Islamic Bank PJSC	18,853,665	34,927,876
Emaar Properties PJSC	886,041	2,305,025
Emirates NBD Bank PJSC	3,602,499	19,628,262
Emirates Telecommunications Group Co. PJSC	5,600,166	25,248,431
First Abu Dhabi Bank PJSC	4,287,138	14,940,000
Multiply Group PJSC(b)	9,630,513	5,349,579
		153,310,323
Total Common Stocks — 99.3% (Cost: $3,287,470,327)		4,128,484,643
Preferred Stocks
Brazil — 0.2%
Cia Paranaense de Energia - Copel, Preference Shares, NVS	3,393,167	5,475,942
Security	Shares	Value
South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares, NVS	527,627	$17,635,871
Total Preferred Stocks — 0.6% (Cost: $27,051,255)		23,111,813
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(c)	149,174	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.9% (Cost: $3,314,521,582)		4,151,596,456
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	10,154,301	10,159,378
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(e)(f)	3,500,000	3,500,000
Total Short-Term Securities — 0.3% (Cost: $13,656,734)		13,659,378
Total Investments — 100.2% (Cost: $3,328,178,316)		4,165,255,834
Liabilities in Excess of Other Assets — (0.2)%		(8,550,936)
Net Assets — 100.0%		$4,156,704,898

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,102,559	$—	$(6,942,750)(a)	$668	$(1,099)	$10,159,378	10,154,301	$29,315 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,690,000	—	(37,190,000)(a)	—	—	3,500,000	3,500,000	584,986	—
				$668	$(1,099)	$13,659,378		$614,301	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	105	12/20/24	$5,725	$(5,876)
2-Year U.S. Treasury Note	6	03/31/25	1,237	1,680
				$(4,196)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$646,335,738	$3,482,148,817	$88	$4,128,484,643
Preferred Stocks	5,475,942	17,635,871	—	23,111,813

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Emerging Markets Min Vol Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$—	$—	$—	$—
Short-Term Securities
Money Market Funds	13,659,378	—	—	13,659,378
	$665,471,058	$3,499,784,688	$88	$4,165,255,834
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$1,680	$—	$—	$1,680
Liabilities
Equity Contracts	(5,876)	—	—	(5,876)
	$(4,196)	$—	$—	$(4,196)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company